Label	Element	Value
Prospectus:	rr_ProspectusTable
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Mar. 31, 2020
Registrant Name	dei_EntityRegistrantName	PIMCO FUNDS
Central Index Key	dei_EntityCentralIndexKey	0000810893
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Jul. 28, 2020
Document Effective Date	dei_DocumentEffectiveDate	Jul. 31, 2020
Prospectus Date	rr_ProspectusDate	Jul. 31, 2020